SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 - 4 years
Molds	4 - 10 years
Equipment and furniture	10 - 17 years

Schedule of Accrued Warranty

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2020, 2019 and 2018, respectively:

	2020	2019	2018
Balance at beginning of year	472	706	380
Cost incurred	(1,127)	(756)	(1,009)
Expense recognized	1,360	522	1,335
Balance at end of year	705	472	706